DEBT (Tables)	12 Months Ended
Dec. 25, 2021
Long-term Debt and Capital Lease Obligations

Long-term debt obligations are summarized as follows on December 25, 2021 and December 26, 2020 (amounts in thousands):

	2021	2020
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$50,000
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	50,000
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	50,000
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Foreign subsidiary borrowings under revolving credit facility, due on November 1, 2023, interest payable monthly at a floating rate (1.06% on December 25, 2021 and 1.125% on December 26, 2020)	7,818	4,715
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.14% on December 25, 2021 and 0.20% on December 26, 2020)	3,300	3,300
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.18% on December 25, 2021 and 0.22% on December 26, 2020)	3,700	3,700
Finance leases and foreign affiliate debt	5,544	138
	320,362	311,853
Less current portion	(42,683)	(100)
Less debt issuance costs	(112)	(146)
Long-term portion	$277,567	$311,607

Principal Maturities of Long-term Debt and Capital Lease Obligations

On December 25, 2021, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2022	$42,683
2023	8,863
2024	40,214
2025	—
2026	302
Thereafter	228,300
Total	$320,362